PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS - Reconciliation of Pension and Other Post-retirement Obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Present value of the defined benefit obligations	$ 96,323	$ 103,227
Fair value of the plan assets	84,055	86,425
Deficit in plans	12,268	16,802
Liabilities recognized	15,807	19,826
Total assets recognized in other assets	3,539	3,024
Total pension and other post-retirement benefits recognized in balance sheets	12,268	16,802
Pension plans
Disclosure of defined benefit plans [line items]
Present value of the defined benefit obligations	93,597	100,209
Fair value of the plan assets	84,055	86,425
Deficit in plans	9,542	13,784
Assets recognized in other assets	3,539	3,024
Liabilities recognized	13,081	16,808
Total pension and other post-retirement benefits recognized in balance sheets	9,542	13,784
Other plans
Disclosure of defined benefit plans [line items]
Deficit in plans	2,726	3,018
Liabilities recognized	$ 2,726	$ 3,018